RELATED PARTY TRANSACTIONS (Details Textual) (USD $)	12 Months Ended
Dec. 31, 2013
Med-Tech management Services Ltd [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party	$ 24,000
Medivizor Software Ltd [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Other Revenues from Transactions with Related Party	60,000
Strategic Models LLC [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Other Revenues from Transactions with Related Party	$ 53,000